SEGMENT INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net sales:	$ 19,603	$ 22,935	$ 22,373
Hong Kong [Member]
Net sales:	4,700	5,662	4,703
Other Asian Countries [Member]
Net sales:	31	134	1,734
Europe [Member]
Net sales:	14,037	16,342	15,153
North America [Member]
Net sales:	$ 835	$ 797	$ 783